October 1, 2015

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Vanguard International Equity Index Funds (the “Trust”)
File No. 33-32548
• Vanguard European Stock Index Fund
• Vanguard Pacific Stock Index Fund
485(a) Filing

Commissioners:
We respectfully submit the enclosed 102nd Post-Effective Amendment to the Trust’s Registration
Statement on Form N-1A for the series listed above (the “Funds”), which we are filing pursuant to Rule
485(a) under the Securities Act of 1933. The purposes of this Post-Effective Amendment are to: (1) add the FTSE Developed Europe All Cap Index and the FTSE Developed Asia Pacific All Cap Index as the new
target indexes for the Funds, respectively (2) update the financial statements for the Funds, and (3)
make a number of non-material editorial changes.
Prior to the sixtieth day following this Post-Effective Amendment 102, we anticipate submitting for the
Commission’s review an additional post-effective amendment, which will also be filed pursuant to Rule
485(a) under the Securities Act of 1933. Pursuant to the requirements of Rule 485(a)(1), this filing will designate a new effective date for the amendment.
If you have any questions or comments concerning the enclosed Amendment, please contact me at
(610) 669-8439.

Sincerely,

Christyn L. Rossman
Associate Counsel
The Vanguard Group, Inc.

cc: Asen Parachkevov, Esquire
U.S. Securities & Exchange Commission